TERM FACILITY (Tables)	12 Months Ended
Dec. 31, 2018
Term Facility Tables Abstract
TERM FACILITY

	December 31,	December 31,	January 1,
	2018	2017	2017

Balance at beginning of the period	$8,667	$9,334	$10,000
Repayments	(2,000)	(667)	(666)
Fair value adjustment for modification	234	-	-
Balance at end of the period	6,901	8,667	9,334
Less: current portion	(1,017)	(4,000)	(4,666)
Non-current portion	$5,884	$4,667	$4,667